MANAGEMENT OF FINANCIAL RISK	12 Months Ended
Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of financial risk management [text block]
2021 Financial assets (*) Financial liabilities (*)
Sensitivity analysis

Functional currency

-
financial asset/liability
currency
Functional
currency
(thousands)

Asset
currency
(thousands)

U.S. Dollar
(thousands)

Functional
currency
(thousands)
Liability
currency
(thousands)
U.S. Dollar
(thousands)
Appreciation
of
asset/liability
currency

vs
functional
currency

Appreciation
of financial
assets in
functional
currency

Statements of
operations
(thousands of
U.S. dollar)

Appreciation of
financial
liabilities in
functional
currency

Statements
of operations
(thousands o
f U.S. dollar)
Euro - Colombian
Pesos
164 738,209 185 - - -
10
%
4,058.2 182 21 - -
Euro - Dirham
Moroccan

1,315 13,822 1,489 - - -
10
%
9.5 1,461 165 - -
Euro - Peruvian
Nuevos Soles
728 3,298 825 - - -
10
%
4.1 809 92 - -
Euro - USD 661 749 749 - - -
10
%
1.0 735 83 - -
Chilean Pesos – USD 2,961,535 3,483 3,483 51 - -
10
%
- 3,290,595 387 57 -
Mexican Pesos – USD 897 44 44 - - -
10
%
- 996 5 - -
Brazilian Reais –
USD
- - - - - -
10
%
0.2 - - - -
Guatemalan Quetzal
– USD
676 88 88 - - -
10
%
0.1 753 10 - -
Colombian Pesos –
USD
835,738 209 209 9,495,983 2,385 2,385
10
%
- 923,760 22 10,551,093 (265)
Peruvian Nuevos
Soles - USD
19,015 4,784 4,784 4,160 1,041 1,041
10
%
0.2 21,250 559 4,623 (116)
United States Dolar -
Euro
- 9 - - - -
10
%
23.1 - 2 - -
United States Dolar -
MXN
199 176 199 - - -
10
%
0.8 221 22 - -
Chilean Pesos – Euro 7 141 7 - - -
10
%
18.4 8 1 - -
USD-GBP 3 2 3 - - -
10
%
0.7 4 - - -
UYU-USD 36,412 815 815 - - -
10
%
- 40,457 4,046 - -
(*) Financial liabilities correspond

to borrowing in currencies

other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.
Thousands

of U.S. dollars
2020 2021
Senior Secured

Notes

(Note 17)
505,611 503,945
Super Senior

Credit Facility (Note

17)
30,038 25,027
Bank borrowings

(Note 17)
39,475 33,475
Lease liabilities

(Note 17)
152,699 155,832
Less: Cash

and cash equivalents

(Note 15)
(208,994) (128,824)
Net financial

debt

with

third

parties
518,829 589,455
Thousands of U.S. dollars
CROSS

-CURRENCY

FX
2021
FAIR VALUE
(39,956)
+10.0%
30,748

-10.0%
(31,301)
MANAGEMENT

OF FINANCIAL

RISK
4.1 Financial

risk factors
The

Atento

Group’s

activities

are exposed

to various

types of

financial risk:

market

risk (including

foreign

currency risk

and
interest

rate risk),

credit risk

and liquidity

risk. The

Atento

Group’s

global

risk management

policy

aims to

minimize

the potential
adverse

effects

of these

risks on the

Atento

Group’s

financial returns.

The Atento

Group also

uses

derivative

financial instruments

to
hedge certain

risk exposures.

a) Market

risk
Interest

rate risk in

respect

of cash flow

and fair value
Interest

risk arises

mainly

as a result

of changes

in interest rates

which affect

finance

costs

of debt bearing

interest

at variable
rates

(or short

-term maturity

debt

expected

to

be renewed),

as a

result

of

fluctuations

in

interest

rates,

and

the value

of noncurrent
liabilities

that bear

interest at fixed

rates.
Atento

Group’s

finance

costs

are exposed to fluctuations

in interest rates.

On December

31,

2021,
4.4
%

of financial

debt with
third parties

(not including

derivative

financial instrument)

bore

interests

at variable

rates, while

on

December

31, 2020

this amount
was 4.5
%.

In both 2020 and

2021, the

exposure was

to the

Brazilian CDI

rate and the

TJLP (Brazilian

Long-Term

Interest

Rate).
We

also have

exposure to

the Brazilian

CDI rate

on some of

our cross

-currency swaps entered

after the

Senior Secured

Notes
refinancing

in

February

2021.

In

such

instruments,

we

exchange

a fixed

amount

of U.S.

dollars

for

a variable

amount

of Brazilian
Reais, which

is determined

as a percentage

of CDI (the Brazilian

Interbank Market

Rate).
Foreign

currency

risk
Our foreign currency

risk arises from local

currency revenues,

receivables, and payables,

while the U.S. dollar

is our functional
and

reporting

currency.

We

benefit

to

a

certain

degree

from

the

fact that

the

revenue

we

collect

in each

country,

in

which

we

have
operations,

is generally

denominated

in the same

currency as the

majority of

the expenses

we incur.
In accordance

with our

risk management

policy,

whenever

we deem it

appropriate,

we manage

foreign currency

risk by using
derivatives

to hedge

any exposure

incurred

in currencies other

than

those of the functional

currency of the

countries.
The

main

source

of

our

foreign

currency

risk is

related

to

the

Senior

Secured

Notes

due 2026

denominated

in

U.S.

dollars.
Upon issuance

of the Notes,

we entered

into cross

-currency swaps pursuant

to which we exchange

a fixed amount

of U.S.

dollars for a
fixed amount

of Euro

and Peruvian

Soles (fixed-fixed

rate cross

-currency swaps).

We

have also entered

cross

-currency swaps in which
we

exchange

a fixed

amount

of U.S.

dollars

for

a variable

amount

of

Brazilian

Reais (fixed-floating

rate cross

-currency swaps).

The
variable

amount

of Brazilian Reais

is determined

as a percentage

of CDI (the Brazilian

Interbank Market

Rate).

The total amount

of interest

(coupon)

payments

is covered

until the final

maturity

date (February

2026)

of the Senior

Secured
Notes due 2026. The

cross

-currency swaps in place also

include

Principal Exchange in

the same currency pairs

mentioned

above, which
mature in February

2024. The referred

cross

-currency swaps are the

only derivative

transactions

we have in place

in Atento

Group.
As of December

31, 2021,

the estimated

fair value

of the

cross-currency

swaps totaled

a net

liability of
39,956

thousand

U.S.
dollars

(net asset

of
5,868

thousand

U.S.

dollars

as of December

31, 2020).
b) Credit

risk
The

Atento

Group

seeks

to

conduct

all

its

business

with

reputable

national

and

international

companies

and

institutions
established

in their countries

of origin,

to minimize

credit risk. As

a result of this

policy,

the Atento

Group has no

material

adjustments
to make to its

credit accounts

(see Note 13). Accordingly,

the Atento

Group’s commercial

credit risk

management

approach is based

on
continuous

monitoring

of

the

risks

assumed

and

the

financial

resources

necessary

to

manage

the

Group’s

various

units,

in

order

to
optimize the

risk-reward

relationship

in the development

and implementation

of business

plans in the course

of their regular

business.
Credit

risk

arising

from

cash

and

cash

equivalents

is managed

by

placing

cash

surpluses

in

high

quality

and

highly

liquid
money-market assets.

These placements are regulated by our Corporate Treasury policy based on the conditions

prevailing in

the markets
and

the

countries

where

Atento

operates.

The

Corporate

Treasury

policy

establishes:

(i) the

maximum

amounts

to

be

invested

per
counterparty,

based

on

their

ratings

(long-

and

short

-term

debt

ratings)

;

(ii)

the

maximum

period

of

the

investment

;

and

(iii)

the
instruments

in which the

surpluses

may be invested.
The Atento

Group’s

maximum

exposure

to credit

risk is primarily

limited to

the

carrying

amounts

of its

financial assets.

The
Atento

Group holds no

guarantees

as collection

insurance.
c) Liquidity

risk
For December 2021,

the Company has

presented

in

your Consolidated Financial

Statement a negative

shareholders’

equity and,
due to this

fact, the Company

performed

an extensive analysis

over events

and transactions

that arise deterioration

of equity identifying
that main factor

in which this decrease

was driven by

refers to non

-cash events

and when it’s excluded any effect

of non-cash, operating
profit are being

generated. The

directors

have, at the time of approving

the financial statements,

a reasonable expectation

that the Group
have adequate

resources

to continue in operational

existence

for the

foreseeable

future. Thus,

they continue

to adopt

the going

concern
basis of

accounting

in preparing

the financial

statements.

The Atento

Group seeks to

match its

debt

maturity schedule

to its capacity

to
generate

cash flows

by operation

to meet the

payments of

financial

commitments

and the Company

has available

credit facility such

as
Super Senior Revolving

Credit which provides

borrowings capacity

of up to 25,000 as of December 31, 2021.

In practice, this has

meant
that the

Atento

Group’s

average

debt

maturity

must

be

long

enough

to support

business

operation

normal conditions

(assuming

that
internal projections

are met). A maturity

schedule for

the Atento Group’s

financial liabilities

is provided

in Note 16

d) External

risk
We

were the

target of a cybersecurity

incident

which disrupted

our systems
On

October

17,

2021

Atento

suffered

a cyberattack.

The

Company

detected

the attempted

cyberattack

on our

IT

systems

in
Brazil

and,

in

order

to

avoid

risks

to

the

group's

customers,

we

began

the

process

of isolating

and

suspending

customers’ access

to
Atento's

systems

in Brazil.

Contingency

operational

solutions

were implemented

to avoid

any compromises

to

customers’

data and

to
minimize

the

impacts

of

the

operations’

suspension.

Services

were

carefully

restored

over

the

subsequent

two weeks,

with

server
cleaning

at all company sites

and operations

in Brazil.
Atento

was

significantly

impacted

by the

cyberattack.

Despite

not

having

made payments

of ransom,

Atento

Brasil incurred
expenses

related

to containing

the threat,

to

implementing

a prevention

and contingency

plan for

reestablishing

services,

and

to fines.
These expenses

included consulting

firms, equipment leasing,

software,

infrastructure

expenses, fines for

delays in collecting

tax forms,
and additional

payroll expenses

due to increased

personnel overtime

related to reestablishing

processes.

Atento

Brasil

has

an

insurance

policy

for

compensation

related

to

cyberattacks

and,

after

the

cyberattack

occurrence,

the
insurance

company

was

notified.

As

of

December

31,

2021,

an

expert

evaluation

was

still

being

conducted

and

no

income

was
recognized within the accounting

balance recorded

for December 31, 2021.

The Company has partnered

with CrowdStrike, an American
cybersecurity

technology

company,

to assist

in the

containment,

remediation

and prevention

of potential

cyberattacks.

Tools

designed
to detect, isolate

and neutralize

threats were

implemented

for all

servers and endpoints

at the Company’s

Brazil operations.

The financial,

operating

and consolidated

effects on Financial

Statements

for December

31, 2021 due

to the cyberattack

based
on the Company´s

evaluation

are as follows:
Customer agreement termination
Although

the Company

suffered

a Cyberattack

and was

not able

to comply

with

all the

service

volume

in

Brazil,

we

did not
incur in any

relevant agreement

termination

with our customers,

reinforcing

the strongly relationship

with our clients

Customer judicial

disputes or

judicial notification
Although

Atento

suffered

a

cyberattack,

the

actions

taken

by

the

Company

to

minimize

risks

related

to

Brazil

Law

and
Regulations

contributed

to avoid

judicial

consequences.

Since the October

2021 incident,

the Company

has

continue

d

complying with
all regulations

related to Data Protection.

The Company

continues

monitoring the

risks of any impact

from a Financial,

Operational

and
Legal perspective.

The Company

has received notifications

from

clients claiming

cash compensation

due to Atento’s

failure to comply
with contracted se

rvice volumes that resulted in these clients incurring unexpected costs

.

Company recognized in 2021 as other operating
expenses

a probable cash

compensation

for its customer

s

of $4.0 million

related to costs

and expenses incurred

by these

customers due
the service

interruption

of our

services for

them.

Consolidated

effects on

Financial statements
The

Company presented

within its

financial statements

dated

December

31, 2021

the financial

effects

of the

cyberattack

that
reflect the

interruption

of operations

and non-compliance

with the full service

volume required

under our contracts

with customers. The
effects

presented

below refer to Telefónica

services in

Brazil and are

primarily

related to the temporary

interruption

of our services

that
had a direct impact

on some of our

customers.

We also

incurred

expenses related

to containing

the threat, to

implementing

a prevention
and contingency

plan for

reestablishing

services,

and to

fines. These

expenses included

consulting

firms, equipment

leasing,

software,
infrastructure

expenses,

fines

for delays

in

collecting

tax forms,

and additional

payroll

expenses

due to

increased

personnel

overtime
related

to

reestablishing

processes.

The

table

below

presents

the effects

for

the

period

ending

on

December

31,

2021

related

to

lost
revenue

due

the interruption

of services.

The

Company

and

the customers

through

your

operational

system

and

controls

are

able

to
identify the lost revenue based

on the service volume and operational expenses

incurred by company to containing the threat and

expense
related

to our clients

due the service

interruption

of our

services for

them.

December

31, 2021

($ in millions)
Lost Revenue 34.8
Operational

Expenses/penalties
11.3
Total 46.1
Despite the Company´s

actions to remediate and prevent

future attacks, the Company acknowledges

that such events

may

occur
in the

future

and result

in the

temporary

suspension

of services

provided

to clients.

While

service was

restored

within 72

hours

of the
cyberattack, the Company

was unable to comply with all expected contractual service

volumes for the months of October and November,
due to

client

IT and

cybersecurity

protocols

that prevented

the resumption

of Atento’s

services.

After the October

21 cyberattack,

the
Company did

not identify

any indication

that the financial

information

data was

affect.
4.2 Capital

Management
The

Atento

Group’s

Finance

Department,

which

oversees

the

capital

management,

takes

various

factors

into

consideration
when

determining

the

Group’s

capital

structure.

The

Atento

Group’s

capital management

goal

is to

determine

the financial

resources
necessary

both to continue its recurring activities,

as going concern,

and to maintain a capital

structure that

optimizes own and borrowed
funds.
The Atento

Group sets an optimal debt

level in order

to maintain medium-term

borrowing

structure, in

order to be able to carry
out its routine activities under

normal conditions

and to address

new opportunities for growth. Debt levels are kept in line with forecasted future

cash

flows

and

with

quantitative

restrictions

imposed

under

financing

contracts.

In

addition

to

these

general

guidelines,

we
consider

other considerations

and specifics when

determining

our financial

structure,

such as country

risk,

tax efficiency

and volatility
in cash flow

generation.
The

Super

Senior

Revolving

Credit

Facility,

described

in

Note

17,

carries

no

financial

covenant

obligations

regarding

debt
levels. However,

the notes do impose limitations

on dividend distributions,

payments or

distributions

to the shareholders, the

incurrence
of additional debt,

and on investments

and disposal of assets.

As of the date of these consolidated

financial statements,

the Atento Group
was

in

compliance

with

all

restrictions

established

in

the

aforementioned

financing

contracts

and

does

not

foresee

any

future

non-
compliance.

To that

end, the Atento

Group regularly

monitors

figures for net financial

debt

with third

parties and

EBITDA
Thousands of
U.S. dollars
INTEREST RATE 2021
FAIR VALUE
(39,956)
+1%
(4,981)
-1%
2,306